Consolidated Statements of Financial Position ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current assets
Cash and cash equivalents	₪ 2,386	[1]	$ 688	₪ 762
Investments	596	[1]	172	907
Trade receivables, net	1,915	[1]	552	2,000
Other receivables	270	[1]	78	216
Related party	43	[1]	12
Inventory	125	[1]	36	106
Total current assets	5,335	[1]	1,538	3,991
Non-current assets
Long-term trade and other receivables	493	[1]	142	644
Property, plant and equipment	6,940		2,003	7,072
Intangible assets	5,840		1,684	6,534
Deferred expenses and non-current investments	558	[1]	161	465
Broadcast rights	454	[1]	131	432
Deferred tax assets	1,019	[1]	294	1,007
Total non-current assets	15,304	[1]	4,415	16,154
Total assets	20,639	[1]	5,953	20,145
Current liabilities
Bank loans and credit and debentures	1,858	[1]	536	2,051
Trade and other payables	1,719	[1]	496	1,640
Related party		[1]		32
Current tax liabilities	160	[1]	46	138
Provisions	94	[1]	27	80
Employee benefits	280	[1]	81	315
Total current liabilities	4,111	[1]	1,186	4,256
Non-current liabilities
Bank loans and debentures	12,437	[1]	3,588	11,446
Employee benefits	272	[1]	78	258
Other liabilities	234	[1]	67	244
Provisions	40	[1]	12	47
Deferred tax liabilities	459	[1]	132	593
Total non-current liabilities	13,442	[1]	3,877	12,588
Total liabilities	17,553	[1]	5,063	16,844
Equity
Attributable to shareholders of the company	1,246	[1]	359	1,170
Non-controlling interests	1,840	[1]	531	2,131
Total equity	3,086		890	3,301
Total liabilities and equity	₪ 20,639	[1]	$ 5,953	₪ 20,145

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.